Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Advertising Costs, Policy (Policies)	9 Months Ended
May 31, 2016
Policies
Advertising Costs, Policy

Advertising - Advertising and marketing expenses for the three months ended May 31, 2016, and May 31, 2015, was $8,300  and $7,429 respectively and for the nine months ended May 31, 2016, and May 31, 2015, was $50,946 and $18,042.